INVENTORIES	12 Months Ended
Dec. 31, 2018
Disclosure of inventories [Abstract]
INVENTORIES
INVENTORIES
Inventory is composed of the following for the years ended:

	December 31, 2018	December 31, 2017
	$	$
Raw materials	52,157	36,396
Work in process	30,017	20,207
Finished goods	88,307	71,630
Parts and supplies	20,194	18,571
	190,675	146,804

The Company recorded impairments of inventories to net realizable value in the Company’s consolidated earnings as an expense for each of the years in the three-year period ended December 31, 2018 as follows:

	2018	2017	2016
	$	$	$
Recorded in manufacturing facility closures, restructuring and other related charges	1,297	163	1,420
Recorded in cost of sales	716	801	2,019
	2,013	964	3,439

There were no reversals of impairments of inventories to net realizable value in the Company’s consolidated earnings during the year ended December 31, 2018 ($0.2 million and nil during the years ended December 31, 2017 and 2016, respectively). Refer to Note 12 for information regarding impairments of inventories.
The amount of inventories included in the Company’s consolidated earnings as an expense for each of the years in the three-year period ended December 31, 2018 is as follows:

	2018	2017	2016
	$	$	$
Inventories recognized in earnings as an expense	761,051	642,586	575,473